Net financial income (loss)	6 Months Ended
Jun. 30, 2024
Net Financial Income (Loss) [Abstract]
Net financial income (loss)	Net financial income (loss)

	For the six month period ended June 30,
(in thousands of euros)	2024	2023
Income from cash and cash equivalents	1,499	450
Foreign exchange gains	1,888	370
Other financial income	—	—
Total financial income	3,386	820
Fixed and variable Interest costs	(3,772)	(3,714)
Net impact of accretion and discounting	2,722	809
Lease debt interests	(89)	(103)
Foreign exchange losses	(324)	(537)
Total financial expenses	(1,463)	(3,545)
Net financial income (loss)	1,924	(2,725)

Income from cash and cash equivalents

For the six month period ended June 30, 2024, the €1.5 million income from cash and cash equivalents was related to short-term deposits.

For the six month period ended June 30, 2023, the €0.5 million income from cash and cash equivalents was related to short-term deposits.

Fixed and Variable Interests costs

For the six month period ended June 30, 2024, total interest costs amount to €3.8 million, mainly due to interest costs on the EIB loan (see Note 12.1 Conditional advances, bank loan and loan granted by public authorities) which consists of fixed and variable rate interests of €3.7 million.

For the six month period ended June 30, 2023, total interest costs amount to €3.7 million, mainly due to interest costs on the EIB loan (see Note 12.1 Conditional advances, bank loan and loan granted by public authorities) which is an addition of EIB fixed and variable rate interests for €3.6 million.

IFRS 9 debt valuation impact

For the six month period ended June 30, 2024, the P&L net positive impact of accretion and discounting on EIB loan of €2.7 million corresponding to the variance in discounting effect of €13.5 million, partially offset by the increase in estimated debt outflows beyond 2023 - before discounting effect - for €10.8 million, due to the revised forecasts of net sales and the revised forecasts of the upfront and milestone payments related to the consideration of the license agreement signed with Janssen signed on July 7, 2023. (See Note 12 Financial Liabilities).

For the six month period ended June 30, 2023, the P&L catch-up impact of €0.8 million is related to the update of the forecasts of debt outflows mostly due to the consideration of the license agreement signed with Janssen signed on July 7, 2023. (See Note 12 Financial Liabilities).

Foreign exchange gains and losses

For the six month period ended June 30, 2024, the Company incurred net foreign exchange gains of €1.6 million mainly related to the short term USD deposits for €1.1 million, and to the appreciation of the USD on HSBC bank current account denominated in U.S. dollars for €0.5 million.
For the six month period ended June 30, 2023, the net foreign exchange gains is not significant.